Fair Value Measurements (The Carrying Value And Estimated Fair Value Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Continuing operations, Carrying Value	$ 91,342	$ 89,509
Discontinued operations, Carrying Value	26,252	43,312
Long-term Debt, Total	117,594	132,821
Continuing operations, Estimated Fair Value	92,143	93,816
Discontinued operations, Estimated Fair Value	26,815	45,343
Total Estimated Fair Value	$ 118,958	$ 139,159